Pension and other post-retirement benefits - Components of Net Benefit Costs for Pension Plans and OPEB Recorded as Part of Administrative Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Non-service costs
Non-service Costs	$ 3,861	$ 3,617	$ 7,545	$ 6,973
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	4,508	4,136	8,336	7,703
Non-service costs
Interest cost	3,511	4,112	10,217	8,903
Expected return on plan assets	(6,616)	(6,261)	(17,780)	(12,510)
Amortization of net actuarial loss	2,540	1,145	4,812	2,290
Amortization of prior service credits	(406)	(402)	(813)	(804)
Impact of regulatory accounts	4,825	4,769	11,009	8,307
Non-service Costs	3,854	3,363	7,445	6,186
Net benefit cost	8,362	7,499	15,781	13,889
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	1,772	1,466	3,544	2,933
Non-service costs
Interest cost	3,031	1,755	4,052	3,574
Expected return on plan assets	(2,510)	(2,193)	(5,021)	(4,385)
Amortization of net actuarial loss	436	(14)	873	(27)
Impact of regulatory accounts	(950)	706	196	1,625
Non-service Costs	7	254	100	787
Net benefit cost	$ 1,779	$ 1,720	$ 3,644	$ 3,720